Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,242,310	$ 8,168,144	$ 2,068,748
Less: accumulated depreciation	(508,846)	(808,728)	(415,290)
Property and equipment, net	1,733,464	7,359,416	1,653,458
Land and building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,878,538	7,881,202
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,360	13,412
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	241,842	164,536	$ 60,287
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 108,570	$ 108,994